Provisions (Tables)	6 Months Ended
Sep. 30, 2023
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Movements by Class of Provisions
The following table presents movements by class of provisions for the six months ended September 30, 2023.

	Provision for interest repayment	Other provisions	Total

	(In millions)
Balance at April 1, 2023	¥128,234	¥119,110	¥247,344
Additional provisions	—	4,386	4,386
Amounts used	(16,110)	(4,231)	(20,341)
Unused amounts reversed	—	(5,903)	(5,903)
Amortization of discount and effect of change in discount rate	(516)	78	(438)
Others	—	348	348

Balance at September 30, 2023	¥111,608	¥113,788	¥225,396